Stockholders’ Equity (Details Narrative)	3 Months Ended			12 Months Ended
	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 $ / shares	Dec. 31, 2024 USD ($) $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options granted				2,318,750
Exercise price | $ / shares				$ 0.15
Aggregate intrinsic value for options | $	$ 63,222
Share-based payment arrangement, expense | $	43,868	$ 68,249
2015 Stock Option Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based payment arrangement, expense | $	$ 68,249	$ 68,249
Share-based compensation arrangement, weighted average grant | $ / shares	$ 0.21	$ 0.22
Stockholders equity description	The plan is subject to the following limits (in addition to the 10% fixed cap) for so long as the Shares are listed and posted for trading on the TSXV: (i) not more than two (2%) percent of the Company’s issued and outstanding Shares, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, may be granted to any one Consultant in any 12 month period; (ii) unless the Company has obtained Disinterested Shareholder Approval, not more than five (5%) percent of the Company’s issued and outstanding Shares, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, may be issued to any one Person in any 12 month period; (iii) Investor Relations Service Providers shall not be eligible to receive any Awards; (iv) the aggregate number of Shares issuable to Insiders at any time under this Plan, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, unless the Company has obtained Disinterested Shareholder Approval, shall not exceed ten (10%) percent of the Company’s issued and outstanding Shares; (v) the aggregate number of Shares issuable to Insiders within any one (1) year period under this Plan, inclusive of Shares issuable pursuant to all Security Based Compensation granted or issued, unless the Company has obtained Disinterested Shareholder Approval, shall not exceed ten (10%) percent of the Company’s issued and outstanding Share.
2015 Stock Option Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options granted		2,318,750
Exercise price | (per share)		$ 0.14	$ 0.20
Vesting per month		2.00%
2015 Stock Option Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Directors and Officers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options granted		1,056,250
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuances of common stock	0	0